Revenue from services - Summary of Revenue From Services (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Revenue From Services [Line Items]
Revenue from rendering of services	$ 235,515	$ 115,017	$ 123,215
Total gross revenue from services	239,595	118,811	128,795
Tax expense other than income tax expense	(4,080)	(3,794)	(5,580)
Net revenue from services	235,515	115,017	123,215
Brazil [Member]
Disclosure Of Revenue From Services [Line Items]
Net revenue from services	25,725	28,452	35,886
Cayman Islands [Member]
Disclosure Of Revenue From Services [Line Items]
Net revenue from services	200,695	86,565	87,329
British Virgin Islands [Member]
Disclosure Of Revenue From Services [Line Items]
Net revenue from services	2,311
Chile [Member]
Disclosure Of Revenue From Services [Line Items]
Net revenue from services	5,215
United States of America [Member]
Disclosure Of Revenue From Services [Line Items]
Net revenue from services	1,569
Management Fees [Member]
Disclosure Of Revenue From Services [Line Items]
Revenue from rendering of services	144,654	112,870	104,872
Tax expense other than income tax expense	(3,587)	(3,051)	(2,589)
Incentive Fees [Member]
Disclosure Of Revenue From Services [Line Items]
Revenue from rendering of services	4,915	3,450	18,079
Tax expense other than income tax expense	(231)	(388)	(2,040)
Performance Fees [Member]
Disclosure Of Revenue From Services [Line Items]
Revenue from rendering of services	89,295		4,866
Tax expense other than income tax expense	(170)		(542)
Advisory and Other Ancillary Fees [Member]
Disclosure Of Revenue From Services [Line Items]
Revenue from rendering of services	731	2,491	978
Tax expense other than income tax expense	(92)	(355)	(139)
Fund Fees [Member]
Disclosure Of Revenue From Services [Line Items]
Revenue from rendering of services	$ 238,864	$ 116,320	$ 127,817